Sep. 11, 2017
Direxion Monthly NASDAQ-100(R) Bear 1.25X Fund
Direxion Monthly NASDAQ-100(R) Bear 1.25X Fund

DIREXION MONTHLY NASDAQ-100® BEAR 1.25X FUND (DXNSX)

EACH A SERIES OF THE DIREXION FUNDS

Supplement dated September 11, 2017

to the Summary Prospectuses each dated December 29, 2016

Effective September 1, 2017, the Board of Trustees of the Direxion Funds (the “Trust”) approved a change in the expense structure for each series of the Trust listed above (each a “Fund” and collectively the “Funds”). The Funds’ current Operating Services Agreement has been terminated and replaced with an Operating Expense Limitation Agreement under which Rafferty Asset Management, LLC, the Funds’ adviser (“Rafferty” or “Adviser”), has contractually agreed to cap all or a portion of the expenses for each Fund.

Pursuant to this change, footnote one under the “Annual Fund Operating Expenses” table in each Fund’s Summary Prospectus is replaced in its entirety as presented below.

Direxion Monthly MSCI Europe Bear 1.25X Fund, Direxion Monthly NASDAQ Biotechnology Bear 1.25X Fund, Direxion Monthly NASDAQ-100® Bull 1.25X Fund, Direxion Monthly NASDAQ-100® Bear 1.25X Fund and the Direxion Monthly MSCI EAFE Bear 1.25X Fund

(1)

Rafferty Asset Management, LLC (“Rafferty” or the “Adviser”) has entered into an Operating Expense Limitation Agreement with the Fund. Under the Operating Expense Limitation Agreement, Rafferty has contractually agreed to cap all or a portion of its management fee and/or reimburse the Fund for Other Expenses through September 1, 2019, to the extent that the Fund’s Total Annual Fund Operating Expenses exceed 1.15% of the Fund’s average daily net assets (excluding, as applicable, among other expenses, taxes, swap financing and related costs, acquired fund fees and expenses, dividends or interest on short positions, other interest expenses, brokerage commissions and extraordinary expenses).

Any expense cap is subject to reimbursement by the Fund within the following three years only if overall expenses fall below the lesser of this percentage limitation any percentage limitation in place at the time. This agreement may be terminated or revised at any time with the consent of the Board of Trustees.

Please retain this Supplement with your Summary Prospectus, Prospectus and SAI.